Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
Income Tax attributable to a continuing operation
In Mexico:
Current year income tax	Ps.	29,865,043	Ps.	32,327,958	Ps.	29,105,637
Deferred income tax		3,454,279		(6,706,412)		(12,286,894)
Foreign:
Current year income tax		17,634,494		16,026,324		19,053,257
Deferred income tax		(4,909,727)		(7,103,867)		(633,557)
Total income tax	Ps.	46,044,089	Ps.	34,544,003	Ps.	35,238,443

Income Tax attributable to a discontinued operation
Income tax discontinued operations abroad (1)		1,805,500		—		—

(1)	Includes effects related to the sale of Panama and the Claro Chile, SpA joint venture. See Note 2Ac.

Deferred Tax Benefit (Expense) Related to Items Recognized In OCI
Deferred tax income / (expense) related to items recognized in OCI during the year:

	For the years ended December 31,
	2022		2023		2024
Remeasurement of defined benefit plans	Ps.	2,651,922	Ps.	(975,061)	Ps.	6,328,961
Equity investments at fair value		8,364,109		2,836,366		(7,491,232)
Revaluation of Assets		—		—		(495,646)
Other		(30,336)		—		—

Deferred tax income recognized in OCI	Ps	10,985,695	Ps.	1,861,305	Ps.	(1,657,917)

Reconciliation of Statutory Income Tax Rate and Effective Tax Rate	A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2022		2023	2024
Statutory income tax rate in Mexico	30.0%		30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.2%		2.1%	4.9%
Derivatives	(0.2)%		0.3%	1.3%
Employee benefits	2.0%		1.5%	5.7%
Other non-deductible items	—		—	8.6%
Other	2.2%		4.8%	1.4%
Effective tax rate on Mexican operations	41.2%		38.7%	51.9%
Tax recoveries and NOL’s in Brazil	(2.2)%		(3.5)%	(1.5)%
Dividends received from associates equity	(0.1)%		—	0.0%
Foreign subsidiaries and other non-deductible items, net	(2.6	)%(1)	(2.2)%	8.8%
Tax rates differences	(2.0)%		(3.1)%	(3.1)%

Effective tax rate from continuing operations	34.3%		29.9%	56.1%
Effective tax rate from discontinued operations	(21.2)%		—	—

(1) Includes discontinued operations effects of Claro Chile.

Breakdown of Net Deferred Tax Assets
The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2023		2024		2022		2023		2024
Provisions	Ps.	29,562,781	Ps.	39,976,016	Ps.	1,759,784	Ps.	15,065,996	Ps.	(2,577,054)
Deferred revenues		8,691,188		13,475,756		(688,767)		1,767		560,731
Tax losses carry forward		36,970,123		38,397,674		1,202,546		8,575,209		508,256
Property, plant and equipment (1)		(8,699,418)		(3,830,404)		1,696,734		2,157,776		(239,696)
Inventories		1,054,611		965,844		253,932		669,382		12,715
Licenses and rights of use (1)		(2,621,672)		(13,293,040)		229,244		141,060		372,803
Employee benefits		34,663,794		35,455,273		(6,148,504)		(3,224,333)		(3,431,627)
Other		16,993,113		14,338,351		3,150,479		(9,576,577)		17,714,323

Net deferred tax assets	Ps.	116,614,520	Ps.	125,485,470

Deferred tax benefit in net profit for the year					Ps.	1,455,448	Ps.	13,810,280	Ps.	12,920,451
Deferred tax from discontinued operations						1,808,298		—		—

(1)	As of December 31, 2023 and 2024, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2023		2024
Opening balance as of January 1,	Ps.	98,415,751	Ps.	116,614,520
Deferred tax benefit		13,810,280		12,920,451
Translation effect		3,202,557		(4,202,772)
Deferred tax income recognized in OCI		1,861,305		(1,657,918)
Deferred taxes acquired in business combinations		(529,191)		1,811,189
Hyperinflationary effect in Argentina		(146,182)		—

Closing balance as of December 31,	Ps.	116,614,520	Ps.	125,485,470

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	137,883,622	Ps.	153,217,164
Deferred income tax liabilities		(21,269,102)		(27,731,694)

	Ps.	116,614,520	Ps.	125,485,470

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2024, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2024		Tax-effected loss carryforward benefit
Brazil	Ps.	76,764,579	Ps.	26,099,957
Mexico		24,024,986		7,207,496
Chile		14,978,693		4,044,247
Others		4,366,931		1,045,974

Total	Ps.	120,135,189	Ps.	38,397,674